Employee Benefit Plans - Payroll Deduction Stock Purchase Plan (Details) - Payroll Deduction Stock Purchase Plan ("PDSPP") - USD ($)	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Employee Benefit Plans
Percentage of market value of common stock as of the date of purchase (as a percent)	90.00%
Maximum percentage of payroll deductions on annual compensation (as a percent)	15.00%
Maximum dollar amount of common stock that an employee may purchase in any calendar year	$ 25,000
Total compensation cost recognized	$ 0	$ 0	$ 0
Shares issued (in shares)	188,862	297,390	415,557
Proceeds from issuance	$ 10,000,000	$ 14,700,000	$ 22,400,000